Non-controlling Interests - Cash Flows (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Consolidated subsidiaries information
Cash flows from operating activities	$ 33,714,496	$ 25,099,736	$ 36,656,891
Cash flows from investing activities	(23,898,235)	(17,331,085)	(29,000,410)
Cash flows from financing activities	(16,504,914)	(16,469,338)	(9,990,912)
Net decrease in cash and cash equivalents	(6,666,658)	(8,811,134)	$ (1,851,043)
Sky
Consolidated subsidiaries information
Cash flows from operating activities	9,122,533	8,054,919
Cash flows from investing activities	(3,827,245)	(3,999,060)
Cash flows from financing activities	(3,962,763)	(2,094,281)
Net decrease in cash and cash equivalents	1,332,525	1,961,578
Empresas Cablevision
Consolidated subsidiaries information
Cash flows from operating activities	4,390,549	3,902,640
Cash flows from investing activities	(3,423,332)	(2,504,986)
Cash flows from financing activities	(472,995)	(708,730)
Net decrease in cash and cash equivalents	$ 494,222	$ 688,924